Shareholder Fees {- Fidelity Freedom Index 2030 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Freedom Index Funds - Investor PRO-13 | Fidelity Freedom Index 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none